SCHEDULE OF LOSS PER SHARE (Details) - USD ($) $ / shares in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Net loss attributable to the owners of the Company		$ (44,348)	$ (23,638)
Basic loss per share		$ (152)	$ (4,065)	[1]
Diluted loss per share		$ (152)	$ (4,065)	[1]
Weighted average number of ordinary shares used in calculating basic loss per share	[2]	292,695	6
Weighted average number of ordinary shares used in calculating diluted loss per share	[2]	292,695	6

[1]	The share and per share information in these financial statements reflects the 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958, 1-for-8, 1:4.8828125, 1-for-20 and 1-for-2.285 reverse share splits that became effective on January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025, February 17, 2026, May 11, 2026 and June 1, 2026, respectively, of the Company’s issued and outstanding Ordinary Shares. See also Note 1.D to 1.K.
[2]	The share and per share information in these financial statements reflects the 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958, 1-for-8, 1:4.8828125, 1-for-20 and 1-for-2.285 reverse share splits that became effective on January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025, February 17, 2026, May 11, 2026 and June 1, 2026, respectively, of the Company’s issued and outstanding Ordinary Shares. See also Note 1.D- to 1.K